LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss from continuing operations	$ (4,669)		$ (3,569)
Income from discontinued operations	908		425
Net loss	$ (3,761)		$ (3,144)
Earnings Per Share, Basic [Abstract]
Loss from continuing operations, basic	$ (0.67)		$ (3.38)			$ (5.01)	$ (30.42)
Loss from discontinued operations, basic	0.13		0.40			(1.08)	(9.64)
Earnings Per Share, Basic, Total	(0.54)	$ (1.87)	(2.98)	$ (4.69)	$ (4.78)	(6.10)	(40.06)
Earnings Per Share, Diluted [Abstract]
Loss from continuing operations, diluted	(0.67)		(3.38)			(5.01)	(30.42)
Loss from discontinued operations, diluted	0.13		0.40			(1.08)	(9.64)
Earnings Per Share, Diluted, Total	$ (0.54)	$ (1.87)	$ (2.98)	$ (4.69)	$ (4.78)	$ (6.10)	$ (40.06)
Net loss	$ (3,761)	$ (6,052)	$ (3,144)	$ (9,196)	$ (16,635)	$ (26,078)	$ (30,112)
Basic weighted average common stock outstanding	6,999,879	3,232,345	1,054,933	2,149,777	3,480,014	4,276,820	751,659
Basic loss per share	$ (0.54)	$ (1.87)	$ (2.98)	$ (4.69)	$ (4.78)	$ (6.10)	$ (40.06)
Dilutive weighted average common stock outstanding	6,999,879	3,232,345	1,054,933	2,149,777	3,480,014	4,276,820	751,659
Diluted loss per share	$ (0.54)	$ (1.87)	$ (2.98)	$ (4.69)	$ (4.78)	$ (6.10)	$ (40.06)
Stock options
Earnings Per Share, Diluted [Abstract]
Antidilutive securities excluded from computation of diluted weighted average common shares	21,055		44,900			36,425	49,040
Warrants
Earnings Per Share, Diluted [Abstract]
Antidilutive securities excluded from computation of diluted weighted average common shares	194,974		196,170			194,974	206,000